Activity and Balances of Sales Reserves (Detail) (Allowance for sales returns, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Retail
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	$ 2,313	$ 1,413	$ 754
Amounts Charged to Revenue	23,580	14,323	7,298
Write-offs Against Reserves	(24,234)	(13,423)	(6,639)
Balance at Year End	1,659	2,313	1,413
Wholesale
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	25,180	20,215	19,481
Amounts Charged to Revenue	114,577	84,697	68,955
Write-offs Against Reserves	(109,376)	(79,732)	(68,221)
Balance at Year End	$ 30,381	$ 25,180	$ 20,215